Summary of Significant Accounting Policies - Schedule of Revenue by Major Source (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue by Major Source [Line Items]
Total revenue	¥ 84,494	¥ 122,377
Audio production and talent management business [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	39,683	54,650
Internet business [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	39,600	59,083
Workshop business [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	2,020	2,040
Distributions from investments [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	¥ 3,191	¥ 6,604